                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  SEPTEMBER 30, 2001

Check here if Amendment / /; Amendment Number: / /
         This Amendment /Check only one./:  / / is a restatement
                                            / / adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       CANYON VALUE REALIZATION FUND, L.P.
Address:    9665 WILSHIRE BOULEVARD, SUITE 200
            BEVERLY HILLS, CA   90212

Form 13F File Number: 28-6780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        R. CHRISTIAN B. EVENSEN
Title:       MANAGING DIRECTOR OF CANYON CAPITAL ADVISORS LLC, WHICH IS THE
             GENERAL PARTNER OF CANPARTNERS INVESTMENTS III, L.P., WHICH IS THE
             GENERAL PARTNER OF CANYON VALUE REALIZATION FUND, L.P.
Phone:       (310) 247-2700


Signature, Place and Date of Signing:

         /S/ R. CHRISTIAN B. EVENSEN    BEVERLY HILLS, CALIFORNIA     11/14/2001
         -----------------------------------------------------------------------
                /Signature/                 /City, State/               /Date/

Report Type (Check only one):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/X/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


         No.             Form 13F File Number      Name
         1               28-7392                   CANYON CAPITAL ADVISORS LLC
         ----            -------                   ----------------------------

         /Repeat as Necessary/

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